Cover	Nov. 26, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment NO. 1
Document Period End Date	Nov. 26, 2021
Entity File Number	001-32898
Entity Registrant Name	CBAK ENERGY TECHNOLOGY, INC.
Entity Central Index Key	0001117171
Entity Tax Identification Number	86-0442833
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	BAK Industrial Park
Entity Address, Address Line Two	Meigui Street
Entity Address, Address Line Three	Huayuankou Economic Zone
Entity Address, City or Town	Dalian
Entity Address, Country	CN
Entity Address, Postal Zip Code	116450
City Area Code	(86)(411)
Local Phone Number	3918-5985
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CBAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false